Trade receivables - Schedule of Allowance for Expected Credit Losses and Sales Allowances (Details) - Accumulated impairment - Trade receivables - CAD ($) $ in Millions	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024
Trade And Other Current Receivables [Line Items]
Financial assets at beginning of period	$ (2.7)	$ (1.5)
Losses recognized	(0.7)	(1.8)
Amounts settled or written off during the year	0.9	0.6
Financial assets at end of period	(2.5)	(2.7)
Expected credit loss
Trade And Other Current Receivables [Line Items]
Financial assets at beginning of period	(2.1)	(0.4)
Losses recognized	(0.2)	(1.8)
Amounts settled or written off during the year	0.1	0.1
Financial assets at end of period	(2.2)	(2.1)
Sales allowances
Trade And Other Current Receivables [Line Items]
Financial assets at beginning of period	(0.6)	(1.1)
Losses recognized	(0.5)	0.0
Amounts settled or written off during the year	0.8	0.5
Financial assets at end of period	$ (0.3)	$ (0.6)